BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated February 23, 2026 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (“SAI”) of the Fund, each dated April 30, 2025, as supplemented to date.

Effective February 24, 2026, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The fee table and expense example in the section of the Investor A and Institutional Shares Summary Prospectus captioned “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and in the section of the Investor A and Institutional Shares Prospectus captioned “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee[1,2,3]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[4]	0.09%	0.09%
Administration Fees	0.09%	0.09%
Independent Expenses[4]	—	—
Total Annual Fund Operating Expenses[2]	0.35%	0.10%
Fee Waivers and/or Expense Reimbursements[3,4]	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3,4]	0.35%	0.10%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

The allocated management fee for Investor A and Institutional Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.347% for Investor A Shares and 0.097% for Institutional Shares.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$36	$112	$195	$439
Institutional Shares	$10	$31	$55	$124

The third and fourth paragraphs of the section of the Investor A and Institutional Shares Prospectus captioned “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fee table and expense example in the section of the Class G Summary Prospectus captioned “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and in the section of the Class G Prospectus captioned “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell Class G Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.00%
Administration Fees[2]	0.00%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[2]	0.01%
Fee Waivers and/or Expense Reimbursements[3,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3,4]	0.01%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

The allocated management fee for Class G Shares of the Fund is 0.007% and the administration fee for Class G Shares of the Fund is 0.0025%. The Total Annual Fund Operating Expenses and the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.0095%.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class G Shares	$1	$3	$5	$12

The third and fourth paragraphs of the section of the Class G Prospectus captioned “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fee table and expense example in the section of the Class K Summary Prospectus captioned “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and in the section of the Class K Prospectus captioned “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional

(including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4]	0.02%
Administration Fees	0.02%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[2]	0.03%
Fee Waivers and/or Expense Reimbursements[3,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3,4]	0.03%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

The allocated management fee for Class K Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.027%.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$3	$9	$15	$35

The third and fourth paragraphs of the section of the Class K Prospectus captioned “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fee table and expense example in the section of the Investor P Summary Prospectus captioned “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and in the section of the Investor P Prospectus captioned “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell Investor P Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your Financial Intermediary (as defined below), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Class” section on page 15 of the Fund’s Prospectus and in the “Purchase of Shares” section on page II-90 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor P Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[4]	0.09%
Administration Fees	0.09%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[2]	0.35%
Fee Waivers and/or Expense Reimbursements[3,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3,4]	0.35%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

The allocated management fee for Investor P Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.347%.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 27, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$559	$631	$710	$941

The third and fourth paragraphs of the section of the Investor P Prospectus captioned “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fee table and expense example in the section of the Service Shares Summary Prospectus captioned “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and in the section of the Service Shares Prospectus captioned “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses[4]	0.06%
Administration Fees	0.06%
Independent Expenses[4]	—
Total Annual Fund Operating Expenses[2]	0.22%
Fee Waivers and/or Expense Reimbursements[3,4]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3,4]	0.22%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

The allocated management fee for Service Shares of the Fund is 0.007%. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements is 0.217%.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BFA, the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$22	$70	$122	$277

The third and fourth paragraphs of the section of the Service Shares Prospectus captioned “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fourth, fifth and seventh paragraphs of the section of the SAI captioned “Management, Advisory and Other Service Arrangements—Advisory Contract” are deleted in their entirety and replaced with the following:

Effective February 24, 2026, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.007% of the Master Portfolio’s average daily net assets. Prior to February 24, 2026, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the Independent Registered Public Accounting Firm that provides audit services in connection with the Master Portfolio (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolio. Each of BlackRock Advisors, LLC (“BAL”) and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Master Portfolio for such MIP Independent Expenses through June 30, 2027. Such contractual arrangement may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and MIP.

The fifth paragraph of the section of the SAI captioned “Management, Advisory and Other Service Arrangements—Administrator” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the Independent Registered Public Accounting Firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Fund for such Independent Expenses through June 30, 2027. Such contractual arrangements may not be terminated prior to July 1, 2027 without the consent of the Boards of Trustees of the Trust and of MIP.

Shareholders should retain this Supplement for future reference.

PR2SAI-SP500-0226SUP